Expense Example, No Redemption {- Fidelity Series Emerging Markets Debt Local Currency Fund} - NF_12.31 Fidelity Series Emerging Markets Debt Local Currency Fund PRO-01 - Fidelity Series Emerging Markets Debt Local Currency Fund - Fidelity Series Emerging Markets Debt Local Currency Fund null
Oct. 28, 2020 USD ($)
Expense Example, No Redemption:
1 Year	none
3 Years	none